Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Future aggregate minimum payments under non-cancellable operating leases
Not later than 1 year	$ 3,026
Between 1 to 2 years	2,735
Between 2 to 3 years	1,056
Between 3 to 4 years	882
Between 4 to 5 years	810
Later than 5 years	326
Total minimum lease payments	8,835
Property, plant and equipment
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 1,498